Summary of Significant observable Inputs Used for Fair Value Measurements for Living Benefits Liabilities Classified as Level 3 (Detail) - Living Benefits [Member]	12 Months Ended
	Dec. 31, 2017
Summary of significant unobservable inputs used for fair value measurements for living benefits liabilities
Fair value unobservable inputs Discount rate
Minimum [Member]
Summary of significant unobservable inputs used for fair value measurements for living benefits liabilities
Fair value unobservable inputs Mortality	0.10%	[1]
Fair value unobservable inputs Lapse	0.00%	[2]
Fair value unobservable inputs wait period	0 years	[3]
Fair value unobservable inputs efficiency of benefit utilization	60.00%	[4]
Fair value unobservable inputs index Volatility	15.00%
Maximum [Member]
Summary of significant unobservable inputs used for fair value measurements for living benefits liabilities
Fair value unobservable inputs Mortality	10.00%	[1]
Fair value unobservable inputs Lapse	35.00%	[2]
Fair value unobservable inputs wait period	30 years	[3]
Fair value unobservable inputs efficiency of benefit utilization	100.00%	[4]
Fair value unobservable inputs index Volatility	25.00%

[1]	Represents the mortality for the majority of business with living benefits, with policyholder issue ages ranging from 45 to 85.
[2]	Certain scenarios could drive dynamic lapses outside of the specified range. The range shown represents lapses for the vast majority of scenarios.
[3]	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
[4]	A portion of the contractholders could withdraw more than the benefit guarantee allows. For these policies, the excess withdrawals are assumed to be temporary before reverting back to 100% utilization.